UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21340

DWS RREEF Real Estate Fund II, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS RREEF Real Estate Fund II, Inc.

	Shares	Value ($)

Common Stocks 150.1%
Real Estate Investment Trusts (“REITs”) 150.1%
Apartments 21.4%
Apartment Investment & Management Co. "A"	83,410	2,921,018
Camden Property Trust	738,350	33,860,731
Home Properties, Inc.	231,700	13,427,015
Post Properties, Inc.	314,300	8,790,971
UDR, Inc.	855,700	22,376,555

		81,376,290
Diversified 20.0%
Annaly Capital Management, Inc.	750,150	10,089,518
Capstead Mortgage Corp.	593,600	6,499,920

Colonial Properties Trust	1,003,650	18,758,218
Duke Realty Corp.	1,308,950	32,173,991
Hatteras Financial Corp.	104,400	2,422,080
Hatteras Financial Corp. 144A	259,950	6,030,840

		75,974,567
Health Care 20.6%
Cogdell Spencer, Inc.	1,158,600	18,583,944
Medical Properties Trust, Inc.	345,060	3,916,431
OMEGA Healthcare Investors, Inc.	938,300	18,446,978
Senior Housing Properties Trust	1,569,100	37,391,653

		78,339,006
Hotels 15.1%
Ashford Hospitality Trust	187,000	757,350
Canyon Ranch Holdings LLC (Units) (a)	864,000	18,003,815
DiamondRock Hospitality Co.	1,037,050	9,437,155
FelCor Lodging Trust, Inc.	2,421,077	17,334,911
Hospitality Properties Trust	581,250	11,927,250

		57,460,481
Industrial 15.7%
DCT Industrial Trust, Inc.	1,766,550	13,231,460
Liberty Property Trust	1,234,500	46,478,925

		59,710,385
Office 17.7%
BioMed Realty Trust, Inc.	407,200	10,770,440
HRPT Properties Trust	4,121,700	28,398,513
Mack-Cali Realty Corp.	839,382	28,429,868

		67,598,821
Regional Malls 13.5%
CBL & Associates Properties, Inc.	1,761,218	35,365,257
General Growth Properties, Inc.	1,064,450	16,073,195

		51,438,452
Shopping Centers 16.8%
Developers Diversified Realty Corp.	985,700	31,236,833
Inland Real Estate Corp.	938,200	14,720,358
National Retail Properties, Inc.	395,750	9,478,213
Ramco-Gershenson Properties Trust	379,000	8,497,180

		63,932,584
Specialty Services 2.3%
Entertainment Properties Trust	159,350	8,719,632
Storage 7.0%
Extra Space Storage, Inc.	1,736,603	26,674,222

Total Common Stocks (Cost $654,810,444)		571,224,440
Preferred Stocks 25.7%
Real Estate Investment Trusts 25.7%
Apartments 2.9%
Apartment Investment & Management Co., 8.0%, Series T	136,200	2,417,550
Associated Estates Realty Corp., 8.7%, Series II	429,000	8,687,250

		11,104,800
Diversified Financial Services 0.3%
NorthStar Realty Finance Corp., 8.25%, Series B	131,600	1,200,192
Health Care 1.7%
LTC Properties, Inc., 8.0%, Series F	300,000	6,270,000

Hotels 8.4%
	Eagle Hospitality Properties Trust, Inc., 8.25%, Series A		348,200	3,586,700
	FelCor Lodging Trust, Inc., 8.0%, Series C		75,000	825,000
	Host Hotels & Resorts, Inc., 8.875%, Series E		204,400	3,556,560
	LaSalle Hotel Properties, 8.375%, Series B		270,000	5,062,500
	Strategic Hotels & Resorts, Inc., 8.25%, Series A		332,500	4,056,500
	Strategic Hotels & Resorts, Inc., 8.25%, Series B		115,400	1,327,100
	Sunstone Hotel Investors, Inc., 8.0%, Series A		633,500	9,287,110
	W2007 Grace Acquisition I, Inc., 9.0%, Series C		379,800	4,223,625

				31,925,095
Manufactured Homes 0.2%
	American Land Lease, Inc., 7.75%, Series A		51,000	816,000
Office 5.2%
	Digital Realty Trust, Inc., 8.5%, Series A		356,700	6,635,512
	SL Green Realty Corp., 7.625%, Series C		775,000	13,275,750

				19,911,262
Regional Malls 1.9%
	Taubman Centers, Inc., 8.0%, Series G		329,253	7,078,940
Shopping Centers 5.1%
	Cedar Shopping Centers, Inc., 8.875%, Series A		300,000	6,600,000
	Kimco Realty Corp., 7.75%, Series G		425,700	8,688,537
	Saul Centers, Inc., 9.0%, Series B		186,250	4,004,375

				19,292,912

Total Preferred Stocks (Cost $141,237,391)				97,599,201
Cash Equivalents 13.9%
Cash Management QP Trust, 2.38% (b) (Cost $53,049,348)			53,049,348	53,049,348
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $849,097,183) †			189.7	721,872,989
Other Assets and Liabilities, Net			2.3	8,713,135
Preferred Stock, at Liquidation Value			(92.0)	(350,000,000)*

Net Assets Applicable to Common Shareholders			100.0	380,586,124 **

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

	*

As previously announced, the DWS RREEF Real Estate Fund II, Inc. (the “Fund”) has made a partial redemption of the Preferred Stock. As of November 25, 2008, the Fund has redeemed $250 million of the outstanding $350 million of Preferred Stock. In addition to this redemption, the Fund’s Board has also authorized such additional Preferred Stock redemptions as may be necessary to ensure the Fund’s compliance with applicable Preferred Stock asset coverage requirements.

	**			At November 25, 2008, as a result of recent market volatility, the net assets applicable to common shareholders are $45,160,163.
	†

The cost for federal income tax purposes was $849,105,712. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $127,232,723. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,089,336 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $158,322,059.

	(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets

Canyon Ranch Holdings LLC	January 2005	21,600,000	18,003,815	4.7
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At September 30, 2008, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

11/26/2003 11/26/2008	87,500,000[1]	Fixed — 3.589%	USD—Floating LIBOR BBA	12,959
11/26/2003 11/26/2010	87,500,000[2]	Fixed — 4.064%	USD—Floating LIBOR BBA	(1,232,228)
11/26/2008 11/26/2013	87,500,000[3]	Fixed — 3.91%	USD—Floating LIBOR BBA	897,549
1/29/2008 1/29/2015	87,500,000[3]	Fixed — 3.946%	USD—Floating LIBOR BBA	1,418,436
1/29/2008 1/29/2018	87,500,000[3]	Fixed — 4.275%	USD—Floating LIBOR BBA	1,182,265
Total net unrealized appreciation	2,278,981

Counterparties:
1	Bank of America NA
2	State Street Corporation
3	UBS Securities LLC
BBA: British Bankers’ Association
LIBOR: Represents the London InterBank Offered Rate

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 694,251,634	$ -
Level 2	-	2,278,981
Level 3	27,621,355	-
Total	$ 721,872,989	$ 2,278,981

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, written options, forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2008.

Investments in Securities
Balance as of January 1, 2008	$ 32,860,061
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(5,238,706)
Amortization Premium/Discount	-
Net purchases (sales)	-

Net transfers in (out) of Level 3	-
Balance as of September 30, 2008	$ 27,621,355

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008